Share Capital	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Share Capital
32. SHARE CAPITAL

	Group
	Ordinary shares of £0.10 each		Total

Issued and fully paid share capital	No.	£m	£m
At 31 December 2021, 1 January 2022 and 31 December 2022	31,051,768,866	3,105	3,105

	Group
	2022	2021
Share premium	£m	£m
At 1 January and 31 December	5,620	5,620